Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Schedule of changes in intangible assets and goodwill
Impairments are recognised in the income statement and are disclosed separately.

Total £m
Net book value at 1 April 2016	5,315
Exchange adjustments	781
Net book value at 31 March 2017	6,096
Exchange adjustments	(652)
Net book value at 31 March 2018	5,444